Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Prepayments And Other Current Assets [Abstract]
Schedule of prepayments and other current assets
	December 31, 2017	December 31, 2018
Deductible VAT input	456,774	1,018,766
Prepayment to vendors	185,401	333,367
Deposits	12,582	23,321
Other receivables	19,668	138,803
Total	674,425	1,514,257